19 Financial instruments (Details Narrative) R$ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Sep. 30, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 407	R$ 106
Fair value receivable	68	11
Fair value hedge gain	R$ 68	30	R$ 69
Weighted exchange rate | Number	5.64
weighted interest rate	1.96%
Nominal value	R$ 1,840	R$ 1,156
Annual weighted average rate	9.72%	10.73%
Description of financial covenants	In connection with the debentures and promissory notes issued and part of loan operations denominated in foreign currencies, the Company is required to maintain certain financial ratios. These ratios are calculated quarterly based on the Company’s consolidated financial statements drawn up in accordance with the accounting practices adopted in Brazil, as follows: (i) consolidated net debt / equity less than or equal to 4.5 not exceeding equity; and (ii) consolidated net debt/EBITDA ratio should be lower than or equal to 3.0. On December 31, 2020, the Company was compliant with these ratios.
CDI [member]
Disclosure of detailed information about financial instruments [line items]
Annual weighted average rate	2.76%	5.96%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of deterioration	25.00%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of deterioration	50.00%
1st issue of promissory notes in 6 series [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value				R$ 800
1st issue of promissory notes in 6 series [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value				50
1st issue of promissory notes in 6 series [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value				R$ 250
1st issue of non-convertible debentures [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	R$ 8,000
1st issue of non-convertible debentures [member] | Exito [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value	R$ 2,000
1st issue of non-convertible debentures [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity term	1 year
1st issue of non-convertible debentures [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity term	4 years